Debt - Maturities of Long-term Debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Debt maturing in 2026	$ 191
Debt maturing in 2027	0
Debt maturing in 2028	300
Debt maturing in 2029	700
Debt maturing in 2030	$ 0